JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2020
JOINT ARRANGEMENTS [Abstract]
JOINT ARRANGEMENTS
10.	JOINT ARRANGEMENTS

TGS jointly with SACDE applied for the public tender launched by the Argentine Government for the construction of a connection pipeline in the province of Santa Fe. This tender was finally obtained by the UT whose sole purpose is the execution of such works. For further information, see Note 23.

The Company participates in the UT in a percentage of 51% on the rights of the assets and on the obligations related to them. TGS consolidates line by line assets, liabilities and results of the UT based on the aforementioned percentage of participation.

The breakdown of the amounts included in the statements of financial position related to the Company's participation in the UT and its results is the following:

	2020	2019
Consolidated Statements of financial position
Non Current assets	-	-
Current Assets	165,873	317,002
Total	165,873	317,002
Non Current Liabilities	-	-
Current Liabilities	380,314	564,062
Total	380,314	564,062

	2020	2019	2018
Consolidated Statements of comprehensive income
Gross profit / (loss)	4,563	(210,069)	70,946
Operating (loss) / profit	(1,265)	(234,568)	51,076
Net Financial results	74,877	(28,683)	2,193
Comprehensive (loss) / income	73,612	(263,251)	53,269